Post-employment Benefits - Plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefit plans
Minimum investment required (as a percent)	30.00%
Weighted average asset allocation (as a percent)	100.00%	100.00%
Fair value of plan assets held by the trust	$ 34,851	$ 23,865
Weighted average expected long-term rate of return of plan assets	10.42%	10.17%
Minimum
Post-employment benefit plans
Term for liquidity of mutual funds	1 day
Maximum
Post-employment benefit plans
Term for liquidity of mutual funds	1 month
Equity securities
Post-employment benefit plans
Target allocation (as a percent)	30.00%
Weighted average asset allocation (as a percent)	42.10%	36.10%
Fixed rate instruments
Post-employment benefit plans
Target allocation (as a percent)	70.00%
Weighted average asset allocation (as a percent)	57.90%	63.90%